SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recent Accounting Pronouncements (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Recent Accounting Pronouncements
Contingent risk assurance liabilities	¥ 31,190,425	$ 4,273,071	¥ 125,140,991	$ 17,144,246	¥ 103,997,383
Finance lease receivables	4,509,705	617,827	12,701,391	1,740,083	22,171,266
Financing receivables, allowance	10,654,622	1,459,677	57,971,477	$ 7,942,060	60,673,961
Retained earnings	¥ 35,810,730	$ 4,906,050	335,625,776
Adjustment | Adoption of ASC 326
Recent Accounting Pronouncements
Contingent risk assurance liabilities			302,406,744
Finance lease receivables					¥ 14,540,172
Financing receivables, allowance			¥ 54,895,541